UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2025

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Democracy International Fund

Ticker: DMCY

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

This annual shareholder report contains important information about the Democracy International Fund (the "Fund") for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.democracyinvestments.com/fund. You can also request this information by contacting us at 1-877-776-3629.This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Democracy International Fund	$175	1.53%

How did the Fund perform in the last year?

The Fund seeks to track the total return performance, before fees and expenses, of the Democracy Investments International Index. During the fiscal year ended December 31, 2025, the Fund delivered strong performance amid a favorable environment for international equities outside the U.S.

Key factors that materially affected the Fund's performance in 2025 included:

• Robust global equity markets, particularly in developed and emerging international regions, driven by economic recovery, moderating inflation, and supportive monetary policies in key markets like Europe, Japan, and parts of Asia.

• Strong contributions from allocations to higher-democracy-scoring countries and regions (e.g., Pacific developed markets via holdings like Vanguard FTSE Pacific ETF, Japan via iShares MSCI Japan ETF, and emerging markets with democratic tilts), which benefited from solid corporate earnings growth, technology sector strength (e.g., exposure to companies like ASML), and resilient consumer and financial sectors.

• The Fund's democracy-weighted methodology provided a slight edge in periods where democratic nations outperformed authoritarian counterparts, aligning with broader market trends favoring stable governance environments amid geopolitical uncertainties.

• Partial offsets from underweights in certain authoritarian-leaning emerging markets, which experienced volatility but were limited in impact due to the index's design.

Overall, international developed and emerging equities posted solid gains in 2025, with the Fund's calendar-year total return (NAV basis) of approximately 28.52% reflecting effective tracking of the Index and capturing upside from global growth themes.

Performance (as of December 31, 2025, based on NAV)

The table below shows the Fund's average annual total returns for periods ended December 31, 2025. Returns reflect reinvestment of dividends and capital gains distributions, net of fees.

• 1-Year: 28.52% (calendar year 2025 return)

• 3-Year: Approximately 16.06% (annualized, incorporating prior years' data)

• Since Inception (March 31, 2021): Approximately 42.42% cumulative (or annualized equivalent based on period length)

• (Note: 5-Year and 10-Year periods are not fully applicable due to the Fund's inception in 2021; longer-term returns would be 0.00% in standard tables until those periods complete.)

For comparison, the Fund's performance closely tracked its benchmark, the Democracy Investments International Index, with minor variations due to fees (net expense ratio 0.50%) and representative sampling. It performed in line with or slightly ahead of the broader Foreign Large Blend category average in 2025 (category ~30.40% for the year).

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Democracy International Fund	MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	Democracy Investments International Index (USD) (NR)Footnote Reference†	Solactive GBS Gbl Mkts ex US Large & Mid Cap	FTSE All-World Ex US Index (USD) (TR)Footnote Reference‡Footnote Reference§
Mar/21	$10,000	$10,000	$10,000	$10,000	$10,000
Dec/21	$10,649	$10,418	$10,592	$10,406	$10,472
Dec/22	$9,111	$8,751	$9,005	$8,776	$8,878
Dec/23	$10,672	$10,118	$10,621	$10,164	$10,316
Dec/24	$10,960	$10,678	$11,147	$10,734	$10,949
Dec/25	$14,086	$14,136	$14,713	$14,158	$14,518

Since its inception on March 31, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-877-776-3629 or visit https://www.democracyinvestments.com/fund for current month-end performance.

Footnote	Description
Footnote*	ACWI – All Country World Index
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	FTSE – Financial Times Stock Exchange
Footnote§	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of December 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Democracy International Fund	28.52%	7.47%
MSCI ACWI ex USA Index (USD) (NR)Footnote Reference*Footnote Reference†	32.39%	7.55%
Democracy Investments International Index (USD) (NR)Footnote Reference†	31.99%	8.46%
Solactive GBS Gbl Mkts ex US Large & Mid Cap	31.91%	7.58%
FTSE All-World Ex US Index (USD) (TR)Footnote Reference‡Footnote Reference§	32.60%	8.15%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$10,747,431	197	$36,916	0%

What did the Fund invest in?

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	11.6%
Sweden	2.7%
India	2.8%
Netherlands	2.9%
Taiwan	4.4%
Australia	4.7%
Japan	5.3%
Switzerland	6.4%
France	6.6%
Germany	6.9%
Canada	8.2%
United Kingdom	9.6%
Exchange-Traded Funds	28.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Vanguard FTSE Pacific ETF	20.2%
Vanguard FTSE Emerging Markets ETF	8.2%
iShares MSCI Japan ETF	5.3%
iShares MSCI Australia ETF	4.5%
iShares MSCI Taiwan ETF	4.4%
iShares MSCI India ETF	2.8%
ASML Holding	1.9%
HSBC Holdings PLC	1.1%
SAP	1.1%
Roche Holding	1.1%

Material Fund Changes

On January 26, 2026, the Board of Trustees of The Advisors' Inner Circle Fund III, at the recommendation of Democracy Investment Management LLC (the "Adviser") approved a plan of liquidation providing for the liquidation of the Fund's assets and distribution of the net proceeds pro rata to the Fund's shareholders. In connection therewith, the Fund closed to investment from new and existing shareholders effective immediately. The Fund ceased operations and liquidated on February 23, 2026.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-877-776-3629

  https://www.democracyinvestments.com/fund

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-776-3629 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

Democracy International Fund: DMCY

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report: December 31, 2025

DMCY-AR-2025

(b)       Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$687,581	None	None	$797,690	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$257,780(2)	None	None	$559,700(2)
(d)	All Other Fees	None	None	$7,780(3)	None	None	$10,530(3)

Fees billed by Cohen & Company, Ltd. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$48,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2025			FYE December 31, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$271,918	None	None	$392,971	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2025	FYE December 31, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $265,560 and $570,230 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $48,000 and $0 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	17
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	36
Notice to Shareholders (Unaudited)	38
Other Information (Form N-CSR Items 8-11) (Unaudited)	40

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 50.6%

	Shares	Fair Value
Australia — 0.2%
Materials — 0.2%
BHP Group	747	$22,697

Belgium — 0.3%
Consumer Staples — 0.2%
Anheuser-Busch InBev	278	17,925

Financials — 0.1%
Ageas	178	12,501
		30,426
Brazil — 0.3%
Materials — 0.3%
Vale ADR, Cl B	957	12,470
Wheaton Precious Metals	207	24,367
		36,837
Canada — 8.2%
Financials — 3.8%
Bank of Montreal	286	37,191
Bank of Nova Scotia	476	35,153
Brookfield, Cl A	966	44,412
Brookfield Asset Management, Cl A	195	10,228
Canadian Imperial Bank of Commerce	425	38,579
Manulife Financial	1,413	51,376
Royal Bank of Canada	606	103,446
Sun Life Financial	366	22,877
Toronto-Dominion Bank	748	70,590
		413,852
Energy — 1.4%
Canadian Natural Resources	1,066	36,154
Cenovus Energy	630	10,672
Enbridge	1,030	49,353
South Bow	95	2,616
Suncor Energy	580	25,777
TC Energy	411	22,662
		147,234

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Canada (continued)
Industrials — 0.8%
Canadian National Railway	264	$26,145
Canadian Pacific Kansas City	479	35,311
Waste Connections	125	21,951
		83,407
Consumer Staples — 0.2%
Alimentation Couche-Tard	388	21,218
Utilities — 0.2%
Fortis	319	16,607
Materials — 0.7%
Agnico Eagle Mines	190	32,263
Barrick Gold	679	29,617
Nutrien	278	17,182
		79,062
Communication Services — 0.3%
BCE	417	9,960
Rogers Communications, Cl B	245	9,260
TELUS	851	11,231
		30,451
Information Technology — 0.8%
CGI, Cl A	165	15,261
Shopify, Cl A*	445	71,745
		87,006
		878,837
China — 0.6%
Consumer Discretionary — 0.2%
Prosus	413	25,635
Information Technology — 0.4%
NXP Semiconductors	186	40,373
		66,008
Denmark — 1.2%
Industrials — 0.4%
DSV	99	25,141

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Denmark (continued)
Industrials (continued)
Vestas Wind Systems	556	$15,160
		40,301
Health Care — 0.8%
Coloplast, Cl B	101	8,677
Genmab*	34	10,837
Novo Nordisk, Cl B	1,325	67,765
		87,279
Utilities — 0.0%
Orsted*	211	4,059
		131,639
Finland — 0.7%
Industrials — 0.2%
Kone, Cl B	265	18,848
Information Technology — 0.2%
Nokia	2,711	17,741
Financials — 0.2%
Nordea Bank	1,489	28,129
Materials — 0.1%
UPM-Kymmene	364	10,598
Energy — 0.0%
Neste	237	5,402
		80,718
France — 6.6%
Information Technology — 0.3%
Capgemini	102	17,041
Dassault Systemes	479	13,411
		30,452
Industrials — 2.0%
Airbus	361	84,117
Cie de Saint-Gobain	251	25,635
Legrand	180	26,901
Safran	142	49,598

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
France (continued)
Industrials (continued)
Vinci	225	$31,723
		217,974
Consumer Staples — 0.5%
Danone	311	28,044
L’Oreal	62	26,695
		54,739
Communication Services — 0.2%
Orange	1,114	18,579
Utilities — 0.3%
Engie	1,070	28,162
Health Care — 0.7%
EssilorLuxottica	117	37,087
Euroapi*	137	365
Sanofi	417	40,512
		77,964
Consumer Discretionary — 0.8%
Hermes International SCA	21	52,336
LVMH Moet Hennessy Louis Vuitton	50	37,876
		90,212
Materials — 0.4%
Air Liquide	225	42,349
Financials — 0.8%
AXA	813	39,110
BNP Paribas	519	49,245
		88,355
Energy — 0.6%
TotalEnergies	921	60,130
		708,916
Germany — 6.7%
Consumer Discretionary — 0.7%
adidas	85	16,876
Bayerische Motoren Werke	163	17,830

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Germany (continued)
Consumer Discretionary (continued)
Mercedes-Benz Group	510	$35,980
Zalando*	139	4,137
		74,823
Materials — 0.2%
BASF	381	19,881
Health Care — 0.4%
Bayer	586	25,472
BioNTech ADR*	37	3,522
Fresenius & Co	221	12,713
		41,707
Financials — 1.5%
Allianz	217	99,521
Deutsche Bank	1,062	41,297
Deutsche Boerse	84	22,069
		162,887
Utilities — 0.5%
E.ON	1,515	28,691
RWE	440	23,389
		52,080
Industrials — 1.4%
Daimler Truck Holding	252	11,045
Deutsche Post	650	35,674
Siemens	379	106,450
		153,169
Information Technology — 1.4%
Infineon Technologies	563	24,948
SAP	490	119,902
		144,850
Communication Services — 0.5%
Deutsche Telekom	1,638	53,211
Real Estate — 0.1%
Deutsche Wohnen	114	2,771

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Germany (continued)
Real Estate (continued)
Vonovia	393	$11,327
		14,098
		716,706
Ireland — 0.1%
Materials — 0.1%
CRH PLC	82	10,262
Health Care — 0.0%
ICON PLC*	23	4,191
		14,453
Israel — 0.1%
Information Technology — 0.1%
Tower Semiconductor*	66	7,724
Italy — 2.0%
Energy — 0.2%
Eni	1,111	21,060
Utilities — 0.4%
Enel	2,688	28,024
Snam	1,854	12,316
		40,340
Consumer Discretionary — 0.3%
Ferrari	84	31,441
Stellantis	533	5,922
		37,363
Financials — 1.1%
Intesa Sanpaolo	8,973	62,398
UniCredit	665	55,389
		117,787
		216,550
Netherlands — 2.9%
Consumer Staples — 0.2%
Heineken	26	2,129

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Netherlands (continued)
Consumer Staples (continued)
Koninklijke Ahold Delhaize	497	$20,354
		22,483
Health Care — 0.2%
Koninklijke Philips	611	16,677
Financials — 0.4%
ING Groep	1,552	43,764
Materials — 0.1%
Akzo Nobel	133	9,247
Industrials — 0.1%
Wolters Kluwer	141	14,629
Information Technology — 1.9%
ASML Holding	188	203,443
		310,243
Singapore — 0.1%
Information Technology — 0.1%
STMicroelectronics	430	11,350
South Africa — 0.0%
Materials — 0.0%
Anglo American Platinum	2	170
Spain — 1.9%
Consumer Discretionary — 0.5%
Amadeus IT Group	251	18,524
Industria de Diseno Textil	573	37,915
		56,439
Utilities — 0.5%
Iberdrola	2,414	52,351
Communication Services — 0.1%
Telefonica	2,633	10,801

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Spain (continued)
Financials — 0.8%
Banco Santander	6,753	$79,866
		199,457
Sweden — 2.7%
Industrials — 0.9%
Atlas Copco, Cl A	1,353	24,371
Atlas Copco, Cl B	942	15,225
Nibe Industrier, Cl B	1,196	4,621
Sandvik	720	23,477
Volvo, Cl B	876	28,117
		95,811
Information Technology — 0.3%
Hexagon, Cl B	1,470	17,461
Telefonaktiebolaget LM Ericsson, Cl B	1,693	16,638
		34,099
Financials — 1.1%
Investor, Cl B	2,440	87,449
Kinnevik*	996	9,041
Swedbank	615	21,421
		117,911
Real Estate — 0.1%
Castellum	520	6,002
Consumer Staples — 0.1%
Essity, Cl B	340	9,781
Consumer Discretionary — 0.2%
Evolution	102	6,968
H & M Hennes & Mauritz, Cl B	666	13,430
		20,398
Materials — 0.0%
Alleima	522	4,635
		288,637

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
Switzerland — 6.4%
Health Care — 2.6%
Alcon	230	$18,371
Lonza Group	34	23,080
Novartis	797	110,257
Roche Holding	289	119,722
Sandoz Group	159	11,608
		283,038
Materials — 0.4%
Amrize Ltd*	265	14,574
Holcim	224	21,986
Sika	42	8,620
		45,180
Financials — 1.3%
Swiss Re	120	20,122
UBS Group	1,366	63,727
Zurich Insurance Group	72	54,692
		138,541
Industrials — 0.6%
ABB	750	56,062
Accelleron Industries	94	7,303
		63,365
Consumer Discretionary — 0.5%
Cie Financiere Richemont, Cl A	248	53,857
Consumer Staples — 1.0%
Nestle	1,070	106,345
		690,326
United Kingdom — 9.6%
Materials — 0.6%
Anglo American PLC	539	22,366
Croda International PLC	151	5,474
Glencore PLC	4,438	24,268
Mondi PLC	484	5,912
Valterra Platinum Limited PLC	80	6,693
		64,713

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
United Kingdom (continued)
Industrials — 1.0%
Ashtead Group PLC	270	$18,470
BAE Systems PLC	1,362	31,400
Experian PLC	475	21,486
RELX PLC	852	34,609
		105,965
Consumer Discretionary — 0.4%
Barratt Developments PLC	1,317	6,751
Compass Group PLC	759	24,134
Flutter Entertainment PLC*	7	1,519
Just Eat Takeaway.com PLC* (A)	132	3,134
Taylor Wimpey PLC	4,614	6,671
		42,209
Health Care — 1.7%
AstraZeneca PLC	594	110,176
GSK PLC	1,796	44,075
Haleon PLC	3,696	18,632
Smith & Nephew PLC	725	12,077
		184,960
Financials — 2.7%
Barclays PLC	6,327	40,504
HSBC Holdings PLC	7,805	123,226
Legal & General Group PLC	4,545	16,011
Lloyds Banking Group PLC	29,106	38,460
London Stock Exchange Group PLC	172	20,710
Prudential PLC	1,297	19,966
Standard Chartered PLC	1,255	30,756
		289,633
Utilities — 0.4%
National Grid PLC	1,498	23,000
SSE PLC	674	19,754
		42,754
Consumer Staples — 1.4%
British American Tobacco PLC	895	50,729
Diageo PLC	668	14,407
Magnum Ice Cream PLC*	199	3,146

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK (continued)

	Shares	Fair Value
United Kingdom (continued)
Consumer Staples (continued)
Reckitt Benckiser Group PLC	276	$22,281
Unilever	883	57,693
		148,256
Communication Services — 0.3%
Informa PLC	1,323	15,731
Vodafone Group PLC	12,899	17,155
		32,886
Energy — 1.1%
BP PLC	5,225	30,417
Shell PLC	2,461	90,698
		121,115
		1,032,491
Total Common Stock
(Cost $4,324,649)		5,444,185
EXCHANGE-TRADED FUNDS — 49.7%

Equity Funds — 49.7%
iShares MSCI Australia ETF	18,582	486,663
iShares MSCI Austria ETF	1,306	46,324
iShares MSCI Brazil ETF	1,807	57,408
iShares MSCI Chile ETF	523	21,129
iShares MSCI China ETF	346	20,784
iShares MSCI India ETF	5,664	306,139
iShares MSCI Indonesia ETF	979	18,307
iShares MSCI Israel ETF	880	96,827
iShares MSCI Japan ETF	7,084	571,962
iShares MSCI Malaysia ETF	684	18,714
iShares MSCI Mexico ETF	432	29,951
iShares MSCI Philippines ETF	688	17,145
iShares MSCI Poland ETF	1,302	45,817
iShares MSCI South Africa ETF	861	59,237
iShares MSCI Taiwan ETF	7,479	475,141
iShares MSCI Thailand ETF	321	19,154
Vanguard FTSE Emerging Markets ETF	16,314	877,041

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

EXCHANGE-TRADED FUNDS (continued)

	Shares	Fair Value
Vanguard FTSE Pacific ETF[1]	23,998	$2,169,419
Total Exchange-Traded Funds
(Cost $4,496,111)		5,337,162
PREFERRED STOCK — 0.2%

Germany — 0.2%
Consumer Discretionary — 0.1%
Volkswagen#	100	12,161
Consumer Staples — 0.1%
Henkel & Co#	139	11,359
		23,520
Total Preferred Stock
(Cost $23,584)		23,520
Total Investments - 100.5%
(Cost $8,844,344)		$10,804,867

Percentages are based on Net Assets of $10,747,431.

*	Non-income producing security.

(A)	Level 3 security in accordance with fair value hierarchy

1	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at https://www.SEC.gov.

#	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

The following is a list of the inputs used as of December 31, 2025 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock	$5,441,050	$—	$3,135	$5,444,185
Exchange-Traded Funds	5,337,162	—	—	5,337,162
Preferred Stock	23,520	—	—	23,520
Total Investments in Securities	$10,801,732	$—	$3,135	$10,804,867

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $8,844,344)	$10,804,867
Foreign Currency, at Value (Cost $4,454)	4,843
Cash	160,795
Reclaim Receivable	49,418
Receivable for Investment Securities Sold	19,761
Dividend and Interest Receivable	4,971
Other Prepaid Expenses	1,402
Total Assets	11,046,057
Liabilities:
Unrealized Loss on Foreign Spot Currency Contracts	8
Income Distributions Payable	176,435
Due to Custodian	16,666
Chief Compliance Officer Fees Payable	2,921
Payable to Trustees	303
Payable for Legal Fees	39,493
Payable for Audit Fees	29,452
Payable for Printing Fees	4,757
Other Accrued Expenses and Other Payables	28,591
Total Liabilities	298,626
Net Assets	$10,747,431
Net Assets Consist of:
Paid-in Capital	$9,167,995
Total Distributable Earnings	1,579,436
Net Assets	$10,747,431
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	350,000
Net Asset Value, Offering and Redemption Price Per Share	$30.71

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND FOR THE YEAR ENDED DECEMBER 31, 2025

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$366,260
Interest	553
Less: Foreign Taxes Withheld	(19,410)
Total Investment Income	347,403
Expenses:
Investment Advisory Fees	50,920
Administration Fees	21,000
Chief Compliance Officer Fees	2,921
Trustees’ Fees	303
Legal Fees	39,493
Audit Fees	29,452
Custodian Fees	16,666
Printing Fees	4,757
Other Expenses	3,984
Total Expenses	169,496
Less:
Waiver of Investment Advisory Fees (see Note 5)	(14,004)
Net Expenses	155,492
Net Investment Income	191,911
Net Realized Gain (Loss) on:
Investments(1)	897,450
Foreign Currency Transactions	432
Net Realized Gain (Loss)	897,882
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,562,007
Foreign Currency Translation	4,818
Net Change in Unrealized Appreciation (Depreciation)	1,566,825
Net Realized and Unrealized Gain (Loss)	2,464,707
Net Increase in Net Assets Resulting from Operations	$2,656,618

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net Investment Income	$191,911	$216,922
Net Realized Gain (Loss)	897,882	4,644
Net Change in Unrealized Appreciation (Depreciation)	1,566,825	(97,384)
Net Increase in Net Assets Resulting From Operations	2,656,618	124,182
Distributions:	(340,326)	(215,669)
Capital Share Transactions:
Issued	4,664,197	1,328,377
Redeemed	(4,866,673)	–
Net Increase (Decrease) in Net Assets From Capital Share Transactions	(202,476)	1,328,377
Total Increase in Net Assets	2,113,816	1,236,890
Net Assets:
Beginning of Year	8,633,615	7,396,725
End of Year	$10,747,431	$8,633,615
Share Transactions:
Issued	170,000	50,000
Redeemed	(170,000)	–
Net Increase in Shares Outstanding From Share Transactions	–	50,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period/Year

	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)

Net Asset Value, Beginning of Period/Year	$24.67	$24.66	$21.72	$26.07	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.53	0.71	0.65	0.76	0.60
Net Realized and Unrealized Gain (Loss)	6.46	(0.03)	3.04	(4.54)	1.02
Total from Investment Operations	6.99	0.68	3.69	(3.78)	1.62
Dividends and Distributions:
Net Investment Income	(0.95)	(0.67)	(0.75)	(0.57)	(0.55)
Total Dividends and Distributions	(0.95)	(0.67)	(0.75)	(0.57)	(0.55)
Net Asset Value, End of Period/Year	$30.71	$24.67	$24.66	$21.72	$26.07
Total Return†	28.52%	2.70%	17.13%	(14.44)%	6.49%
Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$10,747	$8,634	$7,397	$4,887	$3,259
Ratio of Expenses to Average Net Assets(2)	1.53%	0.39%	0.38%	0.37%	0.38%††
Ratio of Expenses to Average Net Assets (Excluding Waivers)(2)	1.66%	0.50%	0.50%	0.50%	0.50%††
Ratio of Net Investment Income to Average Net Assets (3)	1.88%	2.76%	2.78%	3.41%	3.03%††
Portfolio Turnover Rate‡	–%	–%	55%	–%	4%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

(1)	Commenced operations on March 31, 2021.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Democracy International Fund (the “Fund”). The investment objective of the Fund is to track the total return performance, before fees and expenses, of the Democracy Investments International Index (the “Index”). The Fund is classified as a “diversified” investment company and operates as an exchange traded fund (“ETF”). Democracy Investment Management LLC (the “Adviser”) serves as the investment adviser to the Fund. Vident Asset Management (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. The Fund commenced operations on March 31, 2021. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”), Inc. Market prices for the Fund shares (“Shares”) may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Adviser and approved by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “valuation designee” to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

As of and during the year ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss) on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the fund of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes its net investment income, if any, at least quarterly, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

Creation Units — The Fund issues and redeems Shares at NAV only in large blocks of Creation Units, each of which consists of 10,000 Shares, or multiples thereof. The Fund may impose a fixed transaction fee to offset transfer and other transaction costs associated with such transactions (“Creation Order Costs”) with the issuance and redemption of Creation Units. The standard transaction fee for each creation or redemption transaction, regardless of the number of Creation Units involved, is $1,000 per transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from a Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

Segment Reporting — The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended December 31, 2025, the Fund did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Fund in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Fund as compensation for distribution and shareholder services. For the year ended December 31, 2025, the Fund did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets.

The Trust, on behalf of the Fund, has entered into contractual arrangements with various parties, including, among others, the Fund’s investment adviser, sub-adviser, custodian, transfer agent, accountants, administrator and distributor, who provide services to the Fund. The Adviser has agreed (the “Agreement”) to pay all expenses associated with these arrangements incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, non-routine expenses, and distribution and service fees and expenses paid by the Fund under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives from the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

The Adviser is not current with the payment of certain amounts to certain service providers in accordance with the Agreement and the Adviser has discontinued operations. Given the Fund’s contractual relationships with its service providers, the Fund is responsible for amounts due to its service providers that are not paid by the Adviser in accordance with the Agreement. The Fund has determined it is probable it will have to pay amounts due to its service providers and such amounts are reflected in the Statement of Assets and Liabilities and Statement of Operations.

The Adviser has contractually agreed to waive fees and reimburse expenses in the amount of the Acquired Fund Fees and Expenses incurred by the Fund until April 30, 2026. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. For the year ended December 31, 2025, as shown on the Statement of Operations as “Waiver of Investment Advisory Fees”, the Adviser waived fees of $14,004 which will not be available for recapture.

The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the Fund for assets up to $250 million, 0.06% based on the average daily net assets of the Fund when assets exceed $250 million, and 0.05% based on the average daily net assets of the Fund when assets exceed $500 million, subject to a minimum annual fee of $45,000.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

6. Investment Transactions:

For the year ended December 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$6,552	$183,182

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended December 31, 2025, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Realized Gain
$4,668,708	$4,740,507	$917,173

The in-kind transactions have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the period. The book/tax differences may be temporary or permanent. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the difference arises.

The permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings/(Accumulated Losses) as of December 31, 2025, are primarily attributable to redemption in-kind and excess distribution that have been reclassified to/(from) the following accounts for the year ended December 31, 2025:

Distributable Earnings (Accumulated Losses)	Paid-in Capital
$(787,211)	$787,211

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

The tax character of dividends and distributions declared during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	Ordinary Income	Total
2025	$340,326	$340,326
2024	215,669	215,669

As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	$(357,263)
Unrealized Appreciation	1,936,702
Other Temporary Differences	(3)
Total Distributable Earnings:	$1,579,436

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

Short-Term Loss	Long-Term Loss	Total
$18,584	$338,679	$357,263

For Federal income tax purposes, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.

The Funds’ net unrealized appreciation difference is attributable primarily to investments in Passive Foreign Investment Companies (PFICs). The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at December 31, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$8,871,909	$2,139,749	$(203,047)	$1,936,702

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:
Canada	$3,836
France	4,157
Germany	3,388
Italy	1,657
Netherlands	980
Sweden	1,097
Switzerland	2,327
Other*	1,968
Total Income Taxes Paid, Net of Refunds	$19,410

*	Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

EQUITY MARKET RISK — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

FOREIGN SECURITIES RISK — Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

EMERGING MARKETS RISK — The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market country to be any country determined to be an emerging market country by Solactive’s country classification framework.

DEMOCRACY FOCUSED INVESTMENTS RISK — The Index, and thus the Fund’s portfolio, generally weights more heavily in the aggregate companies located in countries with higher Democracy Scores and weights less heavily in the aggregate companies located in countries with lower Democracy Scores. A company’s financial performance is determined by a number of factors, and whether or not the company is located in a country with a higher Democracy Score may have little or no impact on whether the company performs well financially or positively affects the Fund’s performance. Companies located in countries with higher Democracy Scores may underperform companies located in countries with lower Democracy Scores. The Fund may forego some market opportunities available to funds that do not invest in a company based on the Democracy Score of the country in which it is located and, therefore, the Fund may underperform such other funds.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

In addition, the Index’s methodology weights a company based on the product of its Democracy Score and market capitalization. Accordingly, the Fund may hold the securities of companies with large market capitalizations located in countries with lower Democracy Scores in greater weight than the securities of companies located in countries with higher Democracy Scores. In this regard, shareholders may have significant exposure to particular companies located in more authoritarian countries and will at all or most times have some exposure to companies located in more authoritarian countries.

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

GEOGRAPHIC FOCUS RISK — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

INVESTMENTS IN ETFs RISK — When the Fund invests in an ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an ETF, and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

LARGE CAPITALIZATION RISK — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

MEDIUM CAPITALIZATION COMPANIES RISK — The risk that medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, medium capitalization stocks may be more volatile than those of larger companies. Medium capitalization stocks may be traded over-the-counter or listed on an exchange.

ETF RISKS — The Fund is an exchange-traded fund (“ETF”) and, as a result of this structure, it is exposed to the following risks:

INDEX TRACKING RISK — The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. Because it uses a representative sampling approach, the Fund may experience a greater degree of tracking error than if the Fund sought to hold all of the securities of the Index in proportion to their weighting in the Index.

PASSIVE INVESTMENT RISK — The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

TRADING RISK — Shares of the Fund may trade on the Exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underling holdings, which may cause a variance in the market price of the Fund shares and their underlying value. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. The Fund’s representative sampling approach to tracking the Index may cause the Fund’s shares to trade with wider bid/ask spreads than if the Fund used a replication strategy or different representative sampling strategy.

METHODOLOGY RISK — The Fund seeks to track the performance of the Index. No assurance can be given that stocks of companies chosen for the Index will outperform stocks of other companies. Moreover, there is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving positive investment returns or outperforming other investment products.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

NEW INDEX PROVIDER RISK — The Index was created by and is owned and maintained by the Index Provider, which has not previously been an index provider for a registered fund, which may create additional risks for investing in the Fund. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be reconstituted, rebalanced or disseminated accurately.

LIMITED AUTHORIZED PARTICIPANTS, MARKET MAKERS AND LIQUIDITY PROVIDERS RISK — Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

CASH TRANSACTIONS RISK — Unlike certain ETFs, the Fund may effect some or all creations and redemptions using cash, rather than in-kind securities. Because of this, the Fund may incur costs such as brokerage costs or be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs.

ADR RISK — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by American depositary banks and generally trade on an established U.S. market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

ISSUER-SPECIFIC RISK — Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

LIQUIDITY RISK — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

SECTOR FOCUS RISK — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

FINANCIALS SECTOR RISK — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Fund.

Please also refer to the Fund’s Prospectus and Statement of Additional Information for a more-complete description of the risk factors affecting shareholder investments in the Fund.

9. Other:

At December 31, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund’s Distributor.

10. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On January 26, 2026, the Board of Trustees of The Advisors’ Inner Circle Fund III, at the recommendation of Democracy Investment Management approved a plan of liquidation providing for the liquidation of the Fund’s assets and distribution of the net proceeds pro rata to the Fund’s shareholders. In connection therewith, the Fund closed to investment from new and existing shareholders effective immediately. The Fund ceased operations and liquidated on February 23, 2026.

Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Democracy International Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Democracy International Fund (one of the Funds constituting The Advisors’ Inner Circle Fund III, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period March 31, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period March 31, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 25, 2026

We have served as the auditor of one or more investment companies in Democracy Investment Management LLC since 2021.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2025 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2025, the Fund is designating the following items with regard to distributions paid during the year:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short- Term Capital Gain Dividends (5)	Qualifying Business Income (6)	Foreign Tax Credit (7)
0.00%	0.00%	100.00%	100.00%	0.00%	75.82%	0.00%	0.17%	0.00%	0.00%	0.00%

1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

7)	The percentage disclosed in this column represents “Qualifying Foreign Taxes” as a percentage of ordinary distributions for the fiscal year ended December 31, 2025. The Fund did not earn foreign source income and did not pay foreign taxes during the fiscal year. Accordingly, no Foreign Tax Credit will be passed through to shareholders, and no amount related to foreign taxes will be reported on Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025 (Unaudited)

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2025. Complete information will be computed and reported with your 2025 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	DEMOCRACY INTERNATIONAL FUND DECEMBER 31, 2025 (Unaudited)

OTHER INFORMATION (Form N-CSR Items 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustee fees under a unitary management fee structure. More information about Trustee compensation can be found in the fund’s Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Democracy International Fund
c/o SEI Investments Distribution Co.
One Freedom Valley Drive

Oaks, PA 19456
1-877-776-3629

Investment Adviser:

Democracy Investment Management LLC

1480 Moraga Road, Suite C #378

Moraga, CA 94556

Investment Sub-Adviser:

Vident Asset Management

1125 Sanctuary Pkwy. Suite 515

Alpharetta, GA 30009

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

DEM-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Change in Registrant’s Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The Advisors’ Inner Circle Fund III

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	March 6, 2026

By	(Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	March 6, 2026